Presentation of Financial Statements (Q2)	6 Months Ended
Jun. 30, 2018
ORGANIZATION AND OPERATIONS [Abstract]
Presentation of Financial Statements
(1)	Presentation of Financial Statements

The consolidated financial statements include the accounts of Carolina Trust BancShares, Inc. (the “Company”), its subsidiary Carolina Trust Bank (the “Bank”), and the Bank’s wholly owned subsidiary, Western Carolina Holdings, LLC, which owns certain Bank assets. All significant intercompany balances and transactions have been eliminated in consolidation. On August 16, 2016, the Company announced that it had consummated a statutory share exchange pursuant to which it became the parent company of the Bank.  Shares of the Bank’s common stock were exchanged for shares of the Company’s common stock at a one-for-one exchange rate.  The Company is a North Carolina business corporation that is operating as a registered bank holding company under the Bank Holding Company Act of 1956.  The Bank is the only subsidiary of the Company.

In management’s opinion, the financial information, which is unaudited, reflects all adjustments (consisting solely of normal recurring adjustments) necessary for fair presentation of the financial information as of June 30, 2018, in conformity with accounting principles generally accepted in the United States of America.  Operating results for the three and six months ended June 30, 2018 are not necessarily indicative of the results that may be expected for the fiscal year ending December 31, 2018.

Information regarding the organization and business of the Company, accounting policies followed by the Company and other information are contained in the notes to the consolidated financial statements filed as part of the Company’s 2017 Annual Report on Form 10-K.  This quarterly report should be read in conjunction with the Annual Report.